Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Net income	$ 7,354,785	$ 302,824	$ 6,106,813
Items that will not be reclassified to income:
Remeasurement of post-employment benefit obligations	279,825	(344,313)	(247,092)
Remeasurement of post-employment benefit obligations of assets held for sale			(3,445)
Warrants issued by UHI, net of hedge		(21,899,164)	257,306
Open-Ended Fund, net of hedge	(19,718)	(904,423)	(351,202)
Other equity instruments	(123,359)	(353,496)	(794,624)
Items that may be subsequently reclassified to income:
Exchange differences on translating foreign operations	92,555	133,522	(98,422)
Cash flow hedges	1,927,601	(1,370,145)	(1,521,912)
Other financial assets			111
Share of other comprehensive income (loss) of associates and joint ventures	245,714	(61,033)	(236,159)
Other comprehensive income (loss) before income taxes	2,402,618	(24,799,052)	(2,995,439)
Income tax (expense) benefit	(467,749)	7,936,914	704,164
Other comprehensive income (loss)	1,934,869	(16,862,138)	(2,291,275)
Total comprehensive income (loss)	9,289,654	(16,559,314)	3,815,538
Total comprehensive income (loss) attributable to:
Stockholders of the Company	7,990,682	(18,127,641)	2,356,623
Non-controlling interests	1,298,972	1,568,327	1,458,915
Total comprehensive income (loss)	$ 9,289,654	$ (16,559,314)	$ 3,815,538